Loans to Third Pairties, Net (Details)	Dec. 25, 2017	Sep. 05, 2017
Beijing Chuangyouyi Education Technology Co.,Ltd [Member]
Loans to Third Pairties, Net (Details) [Line Items]
Loans to third pairties, description	Distance Learning loaned RMB 600,000 (USD 96,157 as of March 31, 2022) to Beijing Chuangyouyi Education Technology Co.,Ltd (“Chuangyouyi”). The loan bears an interest rate of 6% and is not guaranteed. The maturity was December 24, 2018. Chuangyouyi did not repay upon maturity, the Company has fully accrued allowance for the balance.
Beijing Dejinbao Mining Engineering Co., Ltd [Member]
Loans to Third Pairties, Net (Details) [Line Items]
Loans to third pairties, description		Distance Learning loaned RMB3,000,000 (USD 470,220 as of March 31, 2022) to Beijing Dejinbao Mining Engineering Co., Ltd (“Dejinbao”). The loan bears an interest rate of 6% and is not guaranteed. The original maturity was September 5, 2019, and was later extended to September 5, 2023. On September 27, 2018, Distance Learning loaned an additional RMB600,000 (USD 96,157 as of March 31, 2022) to Dejinbao. The loan bears an interest rate of 6% and is not guaranteed. The maturity of the loan is September 26, 2024.